Restriction On Dividends Distribution	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Restriction On Dividends Distribution
51	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)
According to BCRA regulations, 20% of Banco Macro SA income for the year (calculated in accordance with BCRA rules), without including Other comprehensive income, for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end, if any, should be allocated to the legal retained earnings.

b)
Through Communiqué “A” 6464, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met, such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met. In addition, the earnings distribution approved by the Shareholders’ Meeting of the Bank could only be formalized once the Superintendence of Financial and Foreign Exchange Institutions approved it.

In addition, profits may only be distributed to the extent that the financial institution has positive results, after deducting, on a non-accounting basis, from retained earnings and the optional reserves for the future distribution of profits, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from of the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendence of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Additionally, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, for which a
Normative
reserve was created, and its balance as of December 31, 2021 was 10,987,097 (nominal value: 3,475,669).
As of December 31, 2021, the related adjustments to be made on unappropriated retained earnings of Banco Macro SA are as follows:

i.	Other comprehensive income amounted to 266,270.

ii.
The positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost for 1,707,237.

The Bank must verify that, after completion of the earning distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1(Con1) ordinary capital, net of deductible items (CDCOn1).

Additionally to what was previously mentioned, and according to BCRA Communiqué “A” 7312, the earning distribution was suspended up to December 31, 2021. In accordance with BCRA Communiqué “A” 742
1
, effective since January 1 and up to December 31, 2022, financial institutions will be allowed to distribute their earnings up to 20% of the amount that would have been distributed if the “earning distributions” rules had been applied. Since January 2022, financial institutions that have the BCRA authorization for earnings distributions have to perform it in 12 equal, monthly and consecutive installments.

c)
Pursuant to CNV General Resolution No. 622, the Shareholders’ Meeting in charge of analyzing the annual financial statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the legal earnings retained or a combination of any of these applications.

In compliance with the abovementioned the General Regular and Extraordinary Shareholders’ Meeting of Banco Macro SA held on April 30, 2021 and taking into account that at the end of the fiscal year ended December 31, 2020, the Bank had negative unappropriated retained earnings for 50,602,847 and personal property tax on business corporation for 311,944, decided to apply them as follows (figures stated in terms of purchasing power as of December 31, 2020):
a)	30,268,993 to the net income for the fiscal year 2020;
b)	442 to the voluntary reserve; and
c)	20,645,356 to the voluntary reserve for future distributions of earnings.
In addition, the abovementioned Shareholders’ Meeting resolved to distribute cash dividends which is described in note 42.